Portfolio of Investments August 31, 2026
Lifecycle Index Retirement Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—42.9%
24,223,244
Nuveen Bond Index Fund, Class W $ 230,605,283
1,864,241 (b)
Nuveen High Yield Corporate Bond ETF 46,177,249
8,726,208 (b)
Nuveen Short Term Bond Index Fund, Class W 83,422,546
TOTAL FIXED INCOME 360,205,078
INFLATION-PROTECTED ASSETS—10.0%
7,858,728
Nuveen Inflation Linked Bond Fund, Class W 83,381,108
TOTAL INFLATION-PROTECTED ASSETS 83,381,108
INTERNATIONAL EQUITY—14.1%
2,418,411
Nuveen Emerging Markets Equity Index Fund, Class W 42,152,901
2,399,540
Nuveen International Equity Index Fund, Class W 76,065,419
TOTAL INTERNATIONAL EQUITY 118,218,320
INTERNATIONAL FIXED INCOME—6.8%
2,339,659
Nuveen International Aggregate Bond ETF 57,508,818
TOTAL INTERNATIONAL FIXED INCOME 57,508,818
U.S. EQUITY—26.1%
4,124,300
Nuveen Equity Index Fund, Class W 219,330,289
TOTAL U.S. EQUITY 219,330,289
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $636,218,011) 838,643,613
TOTAL INVESTMENTS—99.9%
(Cost $636,218,011) 838,643,613
OTHER ASSETS & LIABILITIES, NET—0.1% 441,596
NET ASSETS—100.0% $ 839,085,209
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle Index Retirement Income

Portfolio of Investments August 31, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Affiliated investment companies $838,643,613 $— $— $838,643,613
$838,643,613 $– $– $838,643,613
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2010

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—49.0%
19,956,747
Nuveen Bond Index Fund, Class W $ 189,988,236
1,535,188 (b)
Nuveen High Yield Corporate Bond ETF 38,026,607
11,597,164 (b)
Nuveen Short Term Bond Index Fund, Class W 110,868,889
TOTAL FIXED INCOME 338,883,732
INFLATION-PROTECTED ASSETS—10.0%
6,476,882
Nuveen Inflation Linked Bond Fund, Class W 68,719,715
TOTAL INFLATION-PROTECTED ASSETS 68,719,715
INTERNATIONAL EQUITY—12.0%
1,686,767
Nuveen Emerging Markets Equity Index Fund, Class W 29,400,353
1,674,415
Nuveen International Equity Index Fund, Class W 53,078,945
TOTAL INTERNATIONAL EQUITY 82,479,298
INTERNATIONAL FIXED INCOME—6.8%
1,925,570
Nuveen International Aggregate Bond ETF 47,330,511
TOTAL INTERNATIONAL FIXED INCOME 47,330,511
U.S. EQUITY—22.1%
2,875,400
Nuveen Equity Index Fund, Class W 152,913,793
TOTAL U.S. EQUITY 152,913,793
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $526,664,649) 690,327,049
TOTAL INVESTMENTS—99.9%
(Cost $526,664,649) 690,327,049
OTHER ASSETS & LIABILITIES, NET—0.1% 751,067
NET ASSETS—100.0% $ 691,078,116
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle Index 2010

Portfolio of Investments August 31, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2010
Affiliated investment companies $690,327,049 $— $— $690,327,049
$690,327,049 $– $– $690,327,049
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2015

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—44.1%
27,673,445
Nuveen Bond Index Fund, Class W $ 263,451,197
2,132,894 (b)
Nuveen High Yield Corporate Bond ETF 52,831,784
11,139,417 (b)
Nuveen Short Term Bond Index Fund, Class W 106,492,823
TOTAL FIXED INCOME 422,775,804
INFLATION-PROTECTED ASSETS—9.9%
8,974,611
Nuveen Inflation Linked Bond Fund, Class W 95,220,628
TOTAL INFLATION-PROTECTED ASSETS 95,220,628
INTERNATIONAL EQUITY—13.7%
2,685,319
Nuveen Emerging Markets Equity Index Fund, Class W 46,805,105
2,664,070
Nuveen International Equity Index Fund, Class W 84,451,005
TOTAL INTERNATIONAL EQUITY 131,256,110
INTERNATIONAL FIXED INCOME—6.8%
2,675,159
Nuveen International Aggregate Bond ETF 65,755,408
TOTAL INTERNATIONAL FIXED INCOME 65,755,408
U.S. EQUITY—25.4%
4,581,600
Nuveen Equity Index Fund, Class W 243,649,497
TOTAL U.S. EQUITY 243,649,497
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $697,898,152) 958,657,447
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$738,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 738,000
TOTAL REPURCHASE AGREEMENTS 738,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $738,000) 738,000
TOTAL INVESTMENTS—100.0%
(Cost $698,636,152) 959,395,447
OTHER ASSETS & LIABILITIES, NET—0.0% 322,091
NET ASSETS—100.0% $ 959,717,538
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $738,074 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $752,940.

Lifecycle Index 2015

Portfolio of Investments August 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2015
Affiliated investment companies $958,657,447 $— $— $958,657,447
Short-Term Investments
:
Repurchase agreements — 738,000 — 738,000
$958,657,447 $738,000 $– $959,395,447
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2020

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—40.7%
80,111,931
Nuveen Bond Index Fund, Class W $ 762,665,586
5,524,044 (b)
Nuveen High Yield Corporate Bond ETF 136,830,570
24,565,254 (b)
Nuveen Short Term Bond Index Fund, Class W 234,843,826
TOTAL FIXED INCOME 1,134,339,982
INFLATION-PROTECTED ASSETS—8.4%
22,063,604
Nuveen Inflation Linked Bond Fund, Class W 234,094,841
TOTAL INFLATION-PROTECTED ASSETS 234,094,841
INTERNATIONAL EQUITY—15.4%
8,814,353
Nuveen Emerging Markets Equity Index Fund, Class W 153,634,177
8,750,055
Nuveen International Equity Index Fund, Class W 277,376,758
TOTAL INTERNATIONAL EQUITY 431,010,935
INTERNATIONAL FIXED INCOME—6.8%
7,754,218
Nuveen International Aggregate Bond ETF 190,598,678
TOTAL INTERNATIONAL FIXED INCOME 190,598,678
U.S. EQUITY—28.7%
15,044,539
Nuveen Equity Index Fund, Class W 800,068,611
TOTAL U.S. EQUITY 800,068,611
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,977,013,953) 2,790,113,047
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENTS—0.0%
$1,095,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 1,095,000
TOTAL REPURCHASE AGREEMENTS 1,095,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,095,000) 1,095,000
TOTAL INVESTMENTS—100.0%
(Cost $1,978,108,953) 2,791,208,047
OTHER ASSETS & LIABILITIES, NET—(0.0)% (795,677)
NET ASSETS—100.0% $ 2,790,412,370
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $1,095,110 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $1,116,957.

Lifecycle Index 2020

Portfolio of Investments August 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2020
Affiliated investment companies $2,790,113,047 $— $— $2,790,113,047
Short-Term Investments
:
Repurchase agreements — 1,095,000 — 1,095,000
$2,790,113,047 $1,095,000 $– $2,791,208,047
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—37.6%
165,900,849
Nuveen Bond Index Fund, Class W $ 1,579,376,079
9,654,409 (b)
Nuveen High Yield Corporate Bond ETF 239,139,711
39,173,222 (b)
Nuveen Short Term Bond Index Fund, Class W 374,496,001
TOTAL FIXED INCOME 2,193,011,791
INFLATION-PROTECTED ASSETS—6.4%
35,100,389
Nuveen Inflation Linked Bond Fund, Class W 372,415,125
TOTAL INFLATION-PROTECTED ASSETS 372,415,125
INTERNATIONAL EQUITY—17.2%
20,460,009
Nuveen Emerging Markets Equity Index Fund, Class W 356,617,958
20,310,675
Nuveen International Equity Index Fund, Class W 643,848,397
TOTAL INTERNATIONAL EQUITY 1,000,466,355
INTERNATIONAL FIXED INCOME—6.8%
16,042,336
Nuveen International Aggregate Bond ETF 394,320,619
TOTAL INTERNATIONAL FIXED INCOME 394,320,619
U.S. EQUITY—31.9%
34,923,645
Nuveen Equity Index Fund, Class W 1,857,239,431
TOTAL U.S. EQUITY 1,857,239,431
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,036,213,830) 5,817,453,321
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$3,739,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 3,739,000
TOTAL REPURCHASE AGREEMENTS 3,739,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,739,000) 3,739,000
TOTAL INVESTMENTS—100.0%
(Cost $4,039,952,830) 5,821,192,321
OTHER ASSETS & LIABILITIES, NET—0.0% 1,887,787
NET ASSETS—100.0% $ 5,823,080,108
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $3,739,377 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/30/32, valued at $3,813,880.

Lifecycle Index 2025

Portfolio of Investments August 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2025
Affiliated investment companies $5,817,453,321 $— $— $5,817,453,321
Short-Term Investments
:
Repurchase agreements — 3,739,000 — 3,739,000
$5,817,453,321 $3,739,000 $– $5,821,192,321
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2030

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—32.9%
252,243,267
Nuveen Bond Index Fund, Class W $ 2,401,355,903
12,776,596 (b)
Nuveen High Yield Corporate Bond ETF 316,476,283
44,576,051 (b)
Nuveen Short Term Bond Index Fund, Class W 426,147,049
TOTAL FIXED INCOME 3,143,979,235
INFLATION-PROTECTED ASSETS—4.4%
39,790,135
Nuveen Inflation Linked Bond Fund, Class W 422,173,334
TOTAL INFLATION-PROTECTED ASSETS 422,173,334
INTERNATIONAL EQUITY—19.7%
38,640,026
Nuveen Emerging Markets Equity Index Fund, Class W 673,495,654
38,365,094
Nuveen International Equity Index Fund, Class W 1,216,173,486
TOTAL INTERNATIONAL EQUITY 1,889,669,140
INTERNATIONAL FIXED INCOME—6.2%
24,364,053
Nuveen International Aggregate Bond ETF 598,868,423
TOTAL INTERNATIONAL FIXED INCOME 598,868,423
U.S. EQUITY—36.7%
65,963,633
Nuveen Equity Index Fund, Class W 3,507,946,008
TOTAL U.S. EQUITY 3,507,946,008
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,342,656,913) 9,562,636,140
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$7,620,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 7,620,000
TOTAL REPURCHASE AGREEMENTS 7,620,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,620,000) 7,620,000
TOTAL INVESTMENTS—100.0%
(Cost $6,350,276,913) 9,570,256,140
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,010,378)
NET ASSETS—100.0% $ 9,569,245,762
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $7,620,768 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $7,772,593.

Lifecycle Index 2030

Portfolio of Investments August 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2030
Affiliated investment companies $9,562,636,140 $— $— $9,562,636,140
Short-Term Investments
:
Repurchase agreements — 7,620,000 — 7,620,000
$9,562,636,140 $7,620,000 $– $9,570,256,140
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2035

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—27.5%
262,379,201
Nuveen Bond Index Fund, Class W $ 2,497,849,993
11,266,304 (b)
Nuveen High Yield Corporate Bond ETF 279,066,350
28,688,267 (b)
Nuveen Short Term Bond Index Fund, Class W 274,259,829
TOTAL FIXED INCOME 3,051,176,172
INFLATION-PROTECTED ASSETS—2.4%
25,413,317
Nuveen Inflation Linked Bond Fund, Class W 269,635,298
TOTAL INFLATION-PROTECTED ASSETS 269,635,298
INTERNATIONAL EQUITY—22.5%
51,122,471
Nuveen Emerging Markets Equity Index Fund, Class W 891,064,663
50,754,706
Nuveen International Equity Index Fund, Class W 1,608,924,176
TOTAL INTERNATIONAL EQUITY 2,499,988,839
INTERNATIONAL FIXED INCOME—5.6%
25,406,666
Nuveen International Aggregate Bond ETF 624,495,850
TOTAL INTERNATIONAL FIXED INCOME 624,495,850
U.S. EQUITY—41.8%
87,273,634
Nuveen Equity Index Fund, Class W 4,641,211,834
TOTAL U.S. EQUITY 4,641,211,834
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,944,807,928) 11,086,507,993
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENTS—0.2%
$14,503,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 14,503,000
TOTAL REPURCHASE AGREEMENTS 14,503,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,503,000) 14,503,000
TOTAL INVESTMENTS—100.0%
(Cost $6,959,310,928) 11,101,010,993
OTHER ASSETS & LIABILITIES, NET—0.0% 492,765
NET ASSETS—100.0% $ 11,101,503,758
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $14,504,462 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/30/32, valued at $14,793,117.

Lifecycle Index 2035

Portfolio of Investments August 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2035
Affiliated investment companies $11,086,507,993 $— $— $11,086,507,993
Short-Term Investments
:
Repurchase agreements — 14,503,000 — 14,503,000
$11,086,507,993 $14,503,000 $– $11,101,010,993
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2040

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.7%
222,717,026
Nuveen Bond Index Fund, Class W $ 2,120,266,085
8,446,735 (b)
Nuveen High Yield Corporate Bond ETF 209,225,626
5,931,042 (b)
Nuveen Short Term Bond Index Fund, Class W 56,700,761
TOTAL FIXED INCOME 2,386,192,472
INFLATION-PROTECTED ASSETS—0.4%
5,146,542
Nuveen Inflation Linked Bond Fund, Class W 54,604,815
TOTAL INFLATION-PROTECTED ASSETS 54,604,815
INTERNATIONAL EQUITY—26.4%
65,456,043
Nuveen Emerging Markets Equity Index Fund, Class W 1,140,898,829
64,982,017
Nuveen International Equity Index Fund, Class W 2,059,929,950
TOTAL INTERNATIONAL EQUITY 3,200,828,779
INTERNATIONAL FIXED INCOME—4.4%
21,489,042
Nuveen International Aggregate Bond ETF 528,200,652
TOTAL INTERNATIONAL FIXED INCOME 528,200,652
U.S. EQUITY—49.0%
111,742,896
Nuveen Equity Index Fund, Class W 5,942,487,233
TOTAL U.S. EQUITY 5,942,487,233
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,949,911,142) 12,112,313,951
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$9,697,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 9,697,000
TOTAL REPURCHASE AGREEMENTS 9,697,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,697,000) 9,697,000
TOTAL INVESTMENTS—100.0%
(Cost $6,959,608,142) 12,122,010,951
OTHER ASSETS & LIABILITIES, NET—0.0% 5,376,425
NET ASSETS—100.0% $ 12,127,387,376
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $9,697,978 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $9,891,075.

Lifecycle Index 2040

Portfolio of Investments August 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2040
Affiliated investment companies $12,112,313,951 $— $— $12,112,313,951
Short-Term Investments
:
Repurchase agreements — 9,697,000 — 9,697,000
$12,112,313,951 $9,697,000 $– $12,122,010,951
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2045

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—12.7%
132,475,920
Nuveen Bond Index Fund, Class W $ 1,261,170,756
4,137,295 (b)
Nuveen High Yield Corporate Bond ETF 102,480,797
TOTAL FIXED INCOME 1,363,651,553
INTERNATIONAL EQUITY—29.5%
64,710,428
Nuveen Emerging Markets Equity Index Fund, Class W 1,127,902,754
64,240,232
Nuveen International Equity Index Fund, Class W 2,036,415,344
TOTAL INTERNATIONAL EQUITY 3,164,318,098
INTERNATIONAL FIXED INCOME—3.0%
12,909,562
Nuveen International Aggregate Bond ETF 317,317,034
TOTAL INTERNATIONAL FIXED INCOME 317,317,034
U.S. EQUITY—54.7%
110,464,866
Nuveen Equity Index Fund, Class W 5,874,521,556
TOTAL U.S. EQUITY 5,874,521,556
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,002,474,597) 10,719,808,241
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$12,532,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 12,532,000
TOTAL REPURCHASE AGREEMENTS 12,532,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,532,000) 12,532,000
TOTAL INVESTMENTS—100.0%
(Cost $6,015,006,597) 10,732,340,241
OTHER ASSETS & LIABILITIES, NET—0.0% 248,240
NET ASSETS—100.0% $ 10,732,588,481
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $12,533,264 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $12,782,688.

Lifecycle Index 2045

Portfolio of Investments August 31, 2026
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2045
Affiliated investment companies $10,719,808,241 $— $— $10,719,808,241
Short-Term Investments
:
Repurchase agreements — 12,532,000 — 12,532,000
$10,719,808,241 $12,532,000 $– $10,732,340,241
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—8.7%
83,855,855
Nuveen Bond Index Fund, Class W $ 798,307,742
666,065 (b)
Nuveen High Yield Corporate Bond ETF 16,498,430
TOTAL FIXED INCOME 814,806,172
INTERNATIONAL EQUITY—31.2%
59,955,688
Nuveen Emerging Markets Equity Index Fund, Class W 1,045,027,638
59,511,900
Nuveen International Equity Index Fund, Class W 1,886,527,242
TOTAL INTERNATIONAL EQUITY 2,931,554,880
INTERNATIONAL FIXED INCOME—2.1%
8,159,017
Nuveen International Aggregate Bond ETF 200,548,638
TOTAL INTERNATIONAL FIXED INCOME 200,548,638
U.S. EQUITY—57.9%
102,337,644
Nuveen Equity Index Fund, Class W 5,442,315,902
TOTAL U.S. EQUITY 5,442,315,902
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,229,236,217) 9,389,225,592
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$11,251,000 (c) Fixed Income Clearing Corporation 3 .630% 09/01/26 11,251,000
TOTAL REPURCHASE AGREEMENTS 11,251,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,251,000) 11,251,000
TOTAL INVESTMENTS—100.0%
(Cost $5,240,487,217) 9,400,476,592
OTHER ASSETS & LIABILITIES, NET—0.0% 2,919,857
NET ASSETS—100.0% $ 9,403,396,449
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $11,252,134 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $11,476,151.

Lifecycle Index 2050

Portfolio of Investments August 31, 2026
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2050
Affiliated investment companies $9,389,225,592 $— $— $9,389,225,592
Short-Term Investments
:
Repurchase agreements — 11,251,000 — 11,251,000
$9,389,225,592 $11,251,000 $– $9,400,476,592
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—7.2%
47,216,412
Nuveen Bond Index Fund, Class W $ 449,500,241
TOTAL FIXED INCOME 449,500,241
INTERNATIONAL EQUITY—31.8%
40,770,505
Nuveen Emerging Markets Equity Index Fund, Class W 710,629,907
40,473,697
Nuveen International Equity Index Fund, Class W 1,283,016,207
TOTAL INTERNATIONAL EQUITY 1,993,646,114
INTERNATIONAL FIXED INCOME—1.8%
4,544,060
Nuveen International Aggregate Bond ETF 111,692,995
TOTAL INTERNATIONAL FIXED INCOME 111,692,995
U.S. EQUITY—59.1%
69,597,367
Nuveen Equity Index Fund, Class W 3,701,187,973
TOTAL U.S. EQUITY 3,701,187,973
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,734,270,243) 6,256,027,323
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$8,916,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 8,916,000
TOTAL REPURCHASE AGREEMENTS 8,916,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,916,000) 8,916,000
TOTAL INVESTMENTS—100.0%
(Cost $3,743,186,243) 6,264,943,323
OTHER ASSETS & LIABILITIES, NET—(0.0)% (41,234)
NET ASSETS—100.0% $ 6,264,902,089
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $8,916,899 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $9,094,499.

Lifecycle Index 2055

Portfolio of Investments August 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2055
Affiliated investment companies $6,256,027,323 $— $— $6,256,027,323
Short-Term Investments
:
Repurchase agreements — 8,916,000 — 8,916,000
$6,256,027,323 $8,916,000 $– $6,264,943,323
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2060

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—6.2%
24,823,507
Nuveen Bond Index Fund, Class W $ 236,319,791
TOTAL FIXED INCOME 236,319,791
INTERNATIONAL EQUITY—32.2%
25,046,750
Nuveen Emerging Markets Equity Index Fund, Class W 436,564,858
24,864,226
Nuveen International Equity Index Fund, Class W 788,195,951
TOTAL INTERNATIONAL EQUITY 1,224,760,809
INTERNATIONAL FIXED INCOME—1.6%
2,364,363
Nuveen International Aggregate Bond ETF 58,116,043
TOTAL INTERNATIONAL FIXED INCOME 58,116,043
U.S. EQUITY—59.9%
42,756,446
Nuveen Equity Index Fund, Class W 2,273,787,820
TOTAL U.S. EQUITY 2,273,787,820
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,397,876,974) 3,792,984,463
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENTS—0.2%
$8,014,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 8,014,000
TOTAL REPURCHASE AGREEMENTS 8,014,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,014,000) 8,014,000
TOTAL INVESTMENTS—100.1%
(Cost $2,405,890,974) 3,800,998,463
OTHER ASSETS & LIABILITIES, NET—(0.1)% (2,253,048)
NET ASSETS—100.0% $ 3,798,745,415
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $8,014,808 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $8,174,415.

Lifecycle Index 2060

Portfolio of Investments August 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2060
Affiliated investment companies $3,792,984,463 $— $— $3,792,984,463
Short-Term Investments
:
Repurchase agreements — 8,014,000 — 8,014,000
$3,792,984,463 $8,014,000 $– $3,800,998,463
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2065

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—5.2%
6,570,247
Nuveen Bond Index Fund, Class W $ 62,548,748
TOTAL FIXED INCOME 62,548,748
INTERNATIONAL EQUITY—32.6%
8,013,323
Nuveen Emerging Markets Equity Index Fund, Class W 139,672,227
7,945,116
Nuveen International Equity Index Fund, Class W 251,860,168
TOTAL INTERNATIONAL EQUITY 391,532,395
INTERNATIONAL FIXED INCOME—1.3%
630,662
Nuveen International Aggregate Bond ETF 15,501,672
TOTAL INTERNATIONAL FIXED INCOME 15,501,672
U.S. EQUITY—60.6%
13,657,920
Nuveen Equity Index Fund, Class W 726,328,210
TOTAL U.S. EQUITY 726,328,210
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $899,262,210) 1,195,911,025
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENTS—0.3%
$3,863,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 3,863,000
TOTAL REPURCHASE AGREEMENTS 3,863,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,863,000) 3,863,000
TOTAL INVESTMENTS—100.0%
(Cost $903,125,210) 1,199,774,025
OTHER ASSETS & LIABILITIES, NET—0.0% 13,277
NET ASSETS—100.0% $ 1,199,787,302
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $3,863,390 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $3,940,479.

Lifecycle Index 2065

Portfolio of Investments August 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2065
Affiliated investment companies $1,195,911,025 $— $— $1,195,911,025
Short-Term Investments
:
Repurchase agreements — 3,863,000 — 3,863,000
$1,195,911,025 $3,863,000 $– $1,199,774,025
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifecycle Index 2070

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—98.4%(a)
FIXED INCOME—4.2%
79,504
Nuveen Bond Index Fund, Class W $ 756,879
TOTAL FIXED INCOME 756,879
INTERNATIONAL EQUITY—32.7%
121,618
Nuveen Emerging Markets Equity Index Fund, Class W 2,119,807
120,073
Nuveen International Equity Index Fund, Class W 3,806,306
TOTAL INTERNATIONAL EQUITY 5,926,113
INTERNATIONAL FIXED INCOME—1.0%
7,708
Nuveen International Aggregate Bond ETF 189,463
TOTAL INTERNATIONAL FIXED INCOME 189,463
U.S. EQUITY—60.5%
206,584
Nuveen Equity Index Fund, Class W 10,986,131
TOTAL U.S. EQUITY 10,986,131
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $16,702,418) 17,858,586
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.7%
REPURCHASE AGREEMENTS—0.7%
$121,000 (b) Fixed Income Clearing Corporation 3 .630 09/01/26 121,000
TOTAL REPURCHASE AGREEMENTS 121,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $121,000) 121,000
TOTAL INVESTMENTS—99.1%
(Cost $16,823,418) 17,979,586
OTHER ASSETS & LIABILITIES, NET—0.9% 169,786
NET ASSETS—100.0% $ 18,149,372
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $121,012 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $123,508.

Lifecycle Index 2070

Portfolio of Investments August 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2070
Affiliated investment companies $17,858,586 $— $— $17,858,586
Short-Term Investments
:
Repurchase agreements — 121,000 — 121,000
$17,858,586 $121,000 $– $17,979,586
1 1 1 1 1